UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taconic Capital Advisors LLC
Address: 450 Park Avenue, 8th Floor
         New York, NY  10022

13F File Number:  28-05329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robin S. Rothstein
Title:     Chief Financial Officer
Phone:     (212) 209-3100

Signature, Place, and Date of Signing:

      /s/ Robin S. Rothstein     New York, NY     August 10, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     67

Form13F Information Table Value Total:     $459,526 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED FIBRE COMMUNICATION   COM              00754A105     6687   331022 SH       SOLE                   331022        0        0
AETHER SYS INC                 NOTE  6.000% 3/2 00808VAA3    10252 10283647 PRN      SOLE                        0        0 10283647
AMR CORP                       COM              001765106      881    72715 SH       SOLE                    72715        0        0
APOGENT TECHNOLOGIES INC       COM              03760A101     6461   201920 SH       SOLE                   201920        0        0
AT&T WIRELESS SVCS INC         COM              00209A106    35230  2460162 SH       SOLE                  2460162        0        0
BANK OF AMERICA CORPORATION    COM              060505104    25870   305716 SH       SOLE                   305716        0        0
BANK ONE CORP                  COM              06423A103    28431   557472 SH       SOLE                   557472        0        0
BANKNORTH GROUP INC NEW        COM              06646R107     8794   270737 SH       SOLE                   270737        0        0
BARRICK GOLD CORP              COM              067901108    16310   825842 SH       SOLE                   825842        0        0
BAY VIEW CAP CORP DEL          COM              07262L101     2057   998323 SH       SOLE                   998323        0        0
BOISE CASCADE CORP             COM              097383103     5197   138066 SH       SOLE                   138066        0        0
CAREER EDUCATION CORP          COM              141665109     1336    29324 SH       SOLE                    29324        0        0
CAREMARK RX INC                COM              141705103     4400   133588 SH       SOLE                   133588        0        0
CARNIVAL CORP                  PAIRED CTF       143658300      977    20794 SH       SOLE                    20794        0        0
CHELSEA PPTY GROUP INC         COM              163421100     4743    72722 SH       SOLE                    72722        0        0
COMCAST CORP NEW               CL A             20030N101     4841   172709 SH       SOLE                   172709        0        0
CONAGRA FOODS INC              COM              205887102     1836    67800 SH       SOLE                    67800        0        0
CONEXANT SYSTEMS INC           COM              207142100      163    37573 SH       SOLE                    37573        0        0
DELTA AIR LINES INC DEL        COM              247361108      207    29085 SH       SOLE                    29085        0        0
DOW CHEM CO                    COM              260543103     6036   148308 SH       SOLE                   148308        0        0
DREYERS GRAND ICE CREAM HL I   COM A CALL PUT   261877104    11507   145635 SH       SOLE                   145635        0        0
ENCANA CORP                    COM              292505104     7205   166939 SH       SOLE                   166939        0        0
FAIR ISAAC CORP                COM              303250104     9784   293097 SH       SOLE                   293097        0        0
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857    16114   486095 SH       SOLE                   486095        0        0
GOLDEN STAR RES LTD CDA        COM              38119T104       70    15027 SH       SOLE                    15027        0        0
GRACE W R & CO DEL NEW         COM              38388F108     2558   412507 SH       SOLE                   412507        0        0
HOLLINGER INTL INC             CL A             435569108    12556   747846 SH       SOLE                   747846        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406    12139   162049 SH       SOLE                   162049        0        0
IAMGOLD CORP                   COM              450913108     4577   819134 SH       SOLE                   819134        0        0
ILEX ONCOLOGY INC              COM              451923106     6320   252902 SH       SOLE                   252902        0        0
INVISION TECHNOLOGIES INC      COM              461851107     8019   160698 SH       SOLE                   160698        0        0
JUNIPER NETWORKS INC           COM              48203R104     5734   233384 SH       SOLE                   233384        0        0
KROLL INC                      COM              501049100     5693   154353 SH       SOLE                   154353        0        0
MANDALAY RESORT GROUP          COM              562567107    10148   147841 SH       SOLE                   147841        0        0
MANULIFE FINL CORP             COM              56501R106      894    22067 SH       SOLE                    22067        0        0
MAXWELL SHOE INC               CL A             577766108     2517   108288 SH       SOLE                   108288        0        0
METRO GOLDWYN MAYER INC        COM              591610100     3837   317131 SH       SOLE                   317131        0        0
MONSANTO CO NEW                COM              61166W101     2721    70664 SH       SOLE                    70664        0        0
NATIONAL COMMERCE FINL CORP    COM              63545P104    15712   483457 SH       SOLE                   483457        0        0
NEWMONT MINING CORP            COM              651639106     6067   156529 SH       SOLE                   156529        0        0
NORTHWEST AIRLS CORP           CL A             667280101      674    60595 SH       SOLE                    60595        0        0
OXFORD HEALTH PLANS INC        COM              691471106    15227   276655 SH       SOLE                   276655        0        0
PEGASUS COMMUNICATIONS CORP    CL A NEW         705904605      593    24238 SH       SOLE                    24238        0        0
PEOPLESOFT INC                 COM              712713106     1749    94528 SH       SOLE                    94528        0        0
PFIZER INC                     COM              717081103    16167   471603 SH       SOLE                   471603        0        0
PIPER JAFFRAY COS              COM              724078100      205     4529 SH       SOLE                     4529        0        0
PREMIERE TECHNOLOGIES INC      NOTE  5.750% 7/0 74058FAC6     1155  1148876 PRN      SOLE                        0        0  1148876
PROGRESS ENERGY INC            COM              743263105      686    15574 SH       SOLE                    15574        0        0
RADIAN GROUP INC               COM              750236101     7904   165000 SH       SOLE                   165000        0        0
REVLON INC                     CL A             761525500      738   250184 SH       SOLE                   250184        0        0
SCITEX LTD                     ORD              809090103       90    14542 SH       SOLE                    14542        0        0
SEACOAST FINL SVCS CORP        COM              81170Q106     2207    63794 SH       SOLE                    63794        0        0
SMUCKER J M CO                 COM NEW          832696405     5870   127864 SH       SOLE                   127864        0        0
STARWOOD HOTELS&RESORTS WRLD   PAIRED CTF       85590A203     1104    24625 SH       SOLE                    24625        0        0
STELMAR SHIPPING LTD           COM              V8726M103     2055    61997 SH       SOLE                    61997        0        0
SYBASE INC                     COM              871130100      982    54563 SH       SOLE                    54563        0        0
SYMANTEC CORP                  COM              871503108    10359   236604 SH       SOLE                   236604        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     3950    58694 SH       SOLE                    58694        0        0
TITAN CORP                     COM              888266103      629    48444 SH       SOLE                    48444        0        0
U S G CORP                     COM NEW          903293405      767    43620 SH       SOLE                    43620        0        0
UNISOURCE ENERGY CORP          COM              909205106     3505   141066 SH       SOLE                   141066        0        0
US BANCORP DEL                 COM NEW          902973304    12483   452948 SH       SOLE                   452948        0        0
VALERO ENERGY CORP NEW         COM              91913Y100    31710   429907 SH       SOLE                   429907        0        0
VERITAS SOFTWARE CO            COM              923436109     2219    80091 SH       SOLE                    80091        0        0
WELLPOINT HEALTH NETWORK NEW   COM              94973H108     2226    19875 SH       SOLE                    19875        0        0
WELLS FARGO & CO NEW           COM              949746101     9356   163487 SH       SOLE                   163487        0        0
YAHOO INC                      COM              984332106    10035   275676 SH       SOLE                   275676        0        0